INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$
Cost:
Computer software	3,975	4,785	771
License agreement	-	800	129
Internet domain name	658	658	106
	4,633	6,243	1,006
Accumulated amortization:
Computer software	(1,020)	(1,787)	(288)
License agreement	-	(800)	(129)
Internet domain name	(236)	(302)	(48)
	(1,256)	(2,889)	(465)

Intangible assets, net	3,377	3,354	541

Amortization expenses were approximately RMB353, RMB659 and RMB1,634 (US$263) for the years ended December 31, 2012, 2013 and 2014, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2015	840	135
2016	470	76
2017	403	65
2018	347	56
2019 and thereafter	1,294	209

	3,354	541